Employee stock incentive plans (Details 2) - Category A [Member] - DRL 2007 Plan [Member]	12 Months Ended
Mar. 31, 2019 INR (₨) Number_Number INRPerUSD_Number
Shares arising out of options, Outstanding at the beginning of the year | Number_Number	0
Shares arising out of options, Granted during the year | INRPerUSD_Number	149,160
Shares arising out of options, Expired/forfeited during the year | INRPerUSD_Number	(3,100)
Shares arising out of options, Exercised during the year | INRPerUSD_Number	0
Shares arising out of options, Outstanding at the end of the year | Number_Number	146,060
Shares arising out of options, Exercisable at the end of the year | INRPerUSD_Number	0
Range of exercise prices, Outstanding at the beginning of the year	₨ 0
Range of exercise prices,exercised/forfeited during the year	2,607.00
Range of exercise prices, Outstanding at the end of the year
Range of exercise prices, Exercisable at the end of the year	0
Weighted average exercise price, Outstanding at the beginning of the year	0
Weighted average exercise price, Granted during the year	2,176.00
Weighted average exercise price, expired/forfeited during the year	2,607.00
Weighted average exercise price, Exercised during the year	0
Weighted average exercise price, Outstanding at the end of the year	₨ 2,166.00
Weighted average remaining useful life, Granted during the year	90
Weighted average remaining useful life, Outstanding at the end of the year	81
Bottom of range [member]
Range of exercise prices, Granted during the year	₨ 1,982.00
Range of exercise prices, Outstanding at the end of the year	1,982.00
Top of range [member]
Range of exercise prices, Granted during the year	2,607
Range of exercise prices, Outstanding at the end of the year	₨ 2,607.00